FINANCIAL INSTRUMENTS - Position of DFIs statements of financial positions, income statements, comprehensive Income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedge accounting
Financial assets	$ 814,979	$ 1,169,887
Financial results	(1,775,302)	1,684,704	$ (246,010)
Other comprehensive income (loss)	(283,752)	196,071	(52,876)
Borrowings: DFI
Hedge accounting
Foreign currency exchange effect	3,653	21,067	(12,860)
Interests on borrowings	(3,350)	(3,299)	(1,216)
Financial results	303	17,768	(14,076)
DFI effects classified as hedges	(7,212)	3,487	5,027
Other comprehensive income (loss)	(7,212)	3,487	$ 5,027
Other receivables: DFI
Hedge accounting
Financial assets, noncurrent		1,161
Financial assets		5,276
At fair value
Hedge accounting
Financial assets	$ 131,772	390,730
At fair value | Other receivables: DFI
Hedge accounting
Financial assets, current		4,115
Financial assets, noncurrent		$ 1,161